Offerings	Sep. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	1,906,296
Proposed Maximum Offering Price per Unit	2.68
Maximum Aggregate Offering Price	$ 5,108,873.28
Amount of Registration Fee	$ 705.54
Offering Note	Concurrently with the filing of Amendment No. 2 to this registration statement, the number of shares of Class A Common Stock registered pursuant to this registration statement has been increased from 1,424,834 shares to 1,906,296 shares, reflecting the issuance by the Company of an aggregate of 481,462 Sono N.V. Ordinary Shares since the filing of Amendment No. 1 to this registration statement. Based on the proposed maximum offering price per share of $2.68, which is the average of the high ($3.15) and low ($2.20) prices of the Sono N.V. Ordinary Shares as quoted on the Nasdaq Capital Market on September 9, 2026 (such date being within five business days of the date that Amendment No. 2 to this registration statement was filed with the SEC), the registration fee that would be due and payable on the aggregate of 1,906,296 shares of Class A Common Stock registered pursuant to this registration statement if all of such shares were newly registered securities hereunder is $705.54, based on a maximum aggregate offering price of $5,108,873.28. As a result, the maximum aggregate offering price does not exceed the maximum aggregate offering price that was previously registered under this registration statement, and no additional registration fee is due. All applicable registration fees on the aggregate of 1,906,296 shares of Class A Common Stock registered pursuant to this registration statement were previously paid in connection with the initial filing of this registration statement on July 15, 2026.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class B Common Stock, par value $0.0001 per share
Amount Registered | shares	40,000
Proposed Maximum Offering Price per Unit	0.10
Maximum Aggregate Offering Price	$ 4,000.00
Amount of Registration Fee	$ 0.55
Offering Note	All applicable registration fees on the aggregate of 40,000 shares of Class B Common Stock registered pursuant to this registration statement were previously paid in connection with the initial filing of this registration statement on July 15, 2026.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Series A Preferred Stock, par value $0.0001 per share
Amount Registered | shares	1,386
Proposed Maximum Offering Price per Unit	114.48
Maximum Aggregate Offering Price	$ 158,669.28
Amount of Registration Fee	$ 21.91
Offering Note	Concurrently with the filing of Amendment No. 2 to this registration statement, the number of shares of Series A Preferred Stock registered pursuant to this registration statement has been decreased from 1,401 shares to 1,386 shares, reflecting that, since the filing of Amendment No. 1 to this registration statement, certain of the Sono N.V. Preferred Shares were converted into Sono N.V. Ordinary Shares at the holder's option, in connection with which an aggregate of 15 Sono N.V. Preferred Shares were converted or surrendered to the Company in accordance with the terms of conversion of such shares. All applicable registration fees on the aggregate of 1,386 shares of Series A Preferred Stock registered pursuant to this registration statement were previously paid in connection with the initial filing of this registration statement on July 15, 2026.